STOCK-BASED COMPENSATION - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended		66 Months Ended
	Mar. 31, 2026 USD ($) plan shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) plan shares	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2		2
Stock options exercised (in shares)	0	0
Stock-based compensation expense | $	$ 0.5	$ 1.1	$ 3.7	$ 5.8
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0		0
Stock options exercised (in shares)	0		1,500
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)			0
Stock options exercised (in shares)			0
Stock Options | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)			0		0
Stock Options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance (in shares)	433,922				433,922
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU compensation cost not yet recognized | $	$ 0.7				$ 0.7
Compensation cost not yet recognized, period of recognition	9 months 18 days
Fair value of vested RSUs | $	$ 0.2